UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21739
                                                     ---------

      Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                   PNC Global Investment Servicing (U.S.) Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2009
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

     Commodity Equity Long/Short                     11.17%
     Emerging Markets                                 4.00%
     Equity Long/Short                               69.28%
     Equity Market Neutral                           11.02%
     Other                                            4.53%


                                                                           PERCENTAGE
                                                                          OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 78.70%        LIQUIDITY (4)       CAPITAL            COST       FAIR VALUE (5)

COMMODITY EQUITY LONG/SHORT
Hard Asset Partners L.P. (8)                               Monthly            4.68%        $ 3,000,000      $ 3,031,781
Southport Energy Plus Partners, L.P.                      Quarterly           4.11%          2,500,000        2,660,257
                                                                            -------        -----------      -----------
                                                                              8.79%          5,500,000        5,692,038
                                                                            -------        -----------      -----------

EMERGING MARKETS

Polo Fund                                                 Quarterly           3.16%          2,000,000        2,043,000
                                                                            -------        -----------      -----------
                                                                              3.16%          2,000,000        2,043,000
                                                                            -------        -----------      -----------

EQUITY LONG/SHORT

Alkeon Growth Partners, LP                                Quarterly           3.11%          2,000,000        2,014,310
Alydar Fund, L.P. (8)                                     Quarterly           5.41%          3,500,000        3,503,296
Cycladic Catalyst Fund, L.P.
    Regular Interest                                         (7)              0.13%          2,839,508           83,401
    Side Pocket                                            (6) (7)            0.08%            239,257           53,308
Dundonald Fund I, L.P.                                    Quarterly           4.73%          3,000,000        3,066,536
Gandhara Fund, L.P.                                          (7)              0.35%                 --          227,832
Horizon Portfolio L.P.                                    Quarterly           4.66%          3,000,000        3,015,874
Island Drive Partners, L.P. (8)                            Monthly            4.99%          3,000,000        3,229,541
Karsch Capital II, L.P.                                   Quarterly           5.13%            685,244        3,324,033
Lansdowne UK Equity Fund, L.P.                             Monthly            6.01%                 --        3,889,574
Rockhampton Fund                                           Monthly            5.09%          3,250,000        3,298,413
Theorema Europe Fund, Ltd.                                 Monthly            3.42%          2,250,000        2,217,207
Tokum Partners, LP  (8)                                   Quarterly           1.92%          1,250,000        1,243,391
Torrey Pines Fund, LLC                                    Quarterly           3.49%          2,500,000        2,263,352
Viking Global Equities L.P.                                Annually           5.79%                 --        3,748,432
ZA International Fund, L.P. (8)                              (7)              0.21%          1,061,859          133,768
                                                                            -------        -----------      -----------
                                                                             54.52%         28,575,868       35,312,268
                                                                            -------        -----------      -----------

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------

                                                                           PERCENTAGE
                                                                          OF MEMBERS'
                                                        LIQUIDITY (4)       CAPITAL            COST       FAIR VALUE (5)

EQUITY MARKET NEUTRAL

Talentum Activedge Fund Limited                            Monthly            3.67%        $ 2,500,000      $ 2,375,702
Two Sigma Spectrum U.S. Fund L.P.                         Quarterly           5.00%          1,044,025        3,241,057
                                                                            -------        -----------      -----------
                                                                              8.67%          3,544,025        5,616,759
                                                                            -------        -----------      -----------

OTHER

Summit Water Equity Fund, L.P.                            Quarterly           3.56%          2,500,000        2,306,661
                                                                            -------        -----------      -----------
                                                                              3.56%          2,500,000        2,306,661
                                                                            -------        -----------      -----------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $42,119,893)                                                     $50,970,726

OTHER ASSETS, LESS LIABILITIES 21.30%                                                                        13,792,607
                                                                                                            -----------

MEMBERS' CAPITAL 100.00%                                                                                    $64,763,333
                                                                                                            ===========


(1)  Fair valued investments.
(2)  Securities are issued in private placement transactions and as such are restricted as to resale.
(3)  Non-income producing securities.
(4)  Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 11 months.
(5)  The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers
     (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the
     Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Registrant's interest were redeemed or sold at the time of valuation, based on information available at the time that the Credit Suisse Alternative Capital, Inc. (the "Investment Adviser")
     reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment
     Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the
     Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund
     Managers.
(6)  Side pocket investments are not redeemable until they are realized or converted to regular interests in the
     Portfolio Fund by the Portfolio Fund Manager.
(7)  Portfolio Fund in Liquidation.
(8)  Affiliated Portfolio Funds.


     Affiliated Issuers
     ------------------
     An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:
                                           Value at                                               Value at
     Affiliate                          April 1, 2009       Purchases       Sales Proceeds       June 30, 2009
     ------------------------------- ------------------- --------------- -------------------- -------------------
     Alydar Fund, L.P.                   $        --       $ 3,500,000       $         --         $ 3,503,296
     Hard Asset Partners L.P.            $ 2,966,342       $        --       $         --         $ 3,031,781
     Island Drive Partners, L.P.         $ 3,584,022       $        --       $         --         $ 3,229,541
     Tokum Partners, LP                  $        --       $ 1,250,000       $         --         $ 1,243,391
     ZA International Fund, L.P.         $   130,610       $        --       $         --         $   133,768

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------

The Registrant adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - ("SFAS 157"),
effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Registrant would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.
SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Registrant's investments. The inputs are summarized into three broad levels listed below:

     -- Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities.
     -- Level 2 - No market for identical assets, involves estimating the value of the assets or instrument based on
                  "observable inputs" or objective market data such as yield curves for similar assets and transactions in similar assets, unless those transactions are the result of a forced liquidation or distressed sale.
     -- Level 3 - No observable inputs (i.e. little or no market activity outside of forced liquidation or distressed sale).

The inputs or methodology used for valuing Portfolio Funds are not necessarily an indication of the risk associated with investing in those Portfolio Funds.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Registrant's assets and liabilities carried at fair value:


                                                                Investments in
                                                               Portfolio Funds
                                                            ---------------------
     Level 1                                                     $         --
                                                            ---------------------
     Level 2                                                               --
                                                            ---------------------
     Level 3                                                       50,970,726
                                                            ---------------------
     Total                                                       $ 50,970,726
                                                            ---------------------


A reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:


                                                                Investments in
                                                               Portfolio Funds
                                                            ---------------------
     Balances as of 03/31/09                                     $ 42,818,190
                                                            ---------------------
     Net realized gain (loss)                                       2,441,461
                                                            ---------------------
     Net change in unrealized appreciation (depreciation)          (2,497,239)
                                                            ---------------------
     Net purchases (sales)                                          8,208,314
                                                            ---------------------
     Net transfers in and out (Level 3)                                    --
                                                            ---------------------
     Balance as of 06/30/09                                      $ 50,970,726
                                                            ---------------------

                                                            ---------------------
     Net change in unrealized appreciation/(depreciation)
     on Level 3 investments still held as of 6/30/09             $ (2,531,657)
                                                            ---------------------

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative Capital
             Long/Short Equity Master Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.